Loans Payable, Related parties	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Loans Payable, Related parties
Note 9 — Loans Payable, Related parties

	December 31, 2016	December 31, 2015

Shareholder loan - Messrs. Lam and Vong (Note 16)	$11,729,846	$2,827,584
Loan from a related party – Old Shanghai	348,171	-

	$12,078,017	$2,827,584

All amounts due as of December 31, 2016 are considered short-term advances, interest free and are due on demand.